Schedule of Investments (unaudited) January 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Corporate Bonds & Notes

Belgium — 0.3%
Telenet Finance Luxembourg Notes Sarl, 3.50%, 03/01/28 (Call 12/01/22)(a)	EUR	100	$119,062

Canada — 1.7%
Baytex Energy Corp., 6.63%, 07/19/22 (Call 07/19/20)	CAD	50	38,290
Bombardier Inc., 6.13%, 05/15/21(a)	EUR	100	114,748
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 05/15/23 (Call 05/15/20)(a)	CAD	50	38,621
Cott Corp., 5.50%, 07/01/24 (Call 07/01/20)(a)	EUR	100	114,879
Iron Mountain Canada Operations ULC, 5.38%, 09/15/23 (Call 09/15/20)(a)	CAD	50	39,046
Parkland Fuel Corp.
5.63%, 05/09/25 (Call 05/09/20)	CAD	150	117,918
5.75%, 09/16/24 (Call 09/16/20)	CAD	100	78,494
Quebecor Media Inc., 6.63%, 01/15/23(b)	CAD	75	61,931
Southern Pacific Resource Corp., 8.75%, 01/25/18(b)(c)(d)	CAD	50	4
Videotron Ltd.
4.50%, 01/15/30 (Call 10/15/24)	CAD	150	115,048
5.63%, 06/15/25 (Call 03/15/25)	CAD	50	41,078
5.75%, 01/15/26 (Call 09/15/20)(a)	CAD	50	39,448

			799,505

Cayman Islands — 0.2%
UPCB Finance VII Ltd., 3.63%, 06/15/29 (Call 06/15/22)(a)	EUR	100	116,730

Denmark — 1.1%
DKT Finance ApS, 7.00%, 06/17/23 (Call 06/17/20)(a)	EUR	200	232,175
TDC AS
5.00%, 03/02/22	EUR	100	121,009
6.88%, 02/23/23(a)	GBP	100	149,439

			502,623

Finland — 1.9%
Nokia OYJ
1.00%, 03/15/21 (Call 02/15/21)(a)	EUR	100	111,749
2.00%, 03/15/24 (Call 12/15/23)(a)	EUR	100	116,144
2.00%, 03/11/26 (Call 12/11/25)(a)	EUR	150	172,566
Teollisuuden Voima OYJ
1.13%, 03/09/26 (Call 12/09/25)(a)	EUR	200	222,055
2.13%, 02/04/25 (Call 11/04/24)(a)	EUR	100	117,750
2.63%, 01/13/23(a)	EUR	100	117,801

			858,065

France — 11.3%
Altice France SA/France
2.50%, 01/15/25 (Call 09/15/21)(a)	EUR	100	110,622
3.38%, 01/15/28 (Call 09/15/22)(a)	EUR	200	224,966
5.88%, 02/01/27 (Call 02/01/22)(a)	EUR	150	183,818
Casino Guichard Perrachon SA
3.58%, 02/07/25 (Call 11/07/24)(a)	EUR	200	188,492
4.50%, 03/07/24 (Call 12/04/23)(a)	EUR	100	100,927
4.56%, 01/25/23(a)	EUR	300	324,225
5.98%, 05/26/21(a)	EUR	100	116,023
CMA CGM SA, 5.25%, 01/15/25 (Call 10/15/20)(a)	EUR	200	173,550
Elis SA
1.00%, 04/03/25 (Call 01/03/25)(a)	EUR	100	109,547
1.63%, 04/03/28 (Call 01/03/28)(a)	EUR	100	110,968
1.75%, 04/11/24 (Call 01/11/24)(a)	EUR	100	113,469
2.88%, 02/15/26 (Call 11/15/25)(a)	EUR	100	120,351
Europcar Mobility Group, 4.13%, 11/15/24 (Call 11/15/20)(a)	EUR	200	208,699

Security	Par (000)		Value

France (continued)
Faurecia SE
2.38%, 06/15/27 (Call 06/15/23)(a)	EUR	100	$112,637
2.63%, 06/15/25 (Call 06/15/21)(a)	EUR	150	171,346
3.13%, 06/15/26 (Call 06/15/22)(a)	EUR	200	231,519
La Financiere Atalian SASU, 4.00%, 05/15/24 (Call 05/15/20)(a)	EUR	100	92,671
Loxam SAS
3.25%, 01/14/25 (Call 07/15/21)(a)	EUR	300	338,710
3.50%, 05/03/23 (Call 02/10/20)(a)	EUR	100	111,946
5.75%, 07/15/27 (Call 07/15/22)(a)	EUR	100	114,266
Orano SA
3.13%, 03/20/23 (Call 12/20/22)(a)	EUR	100	117,063
3.38%, 04/23/26 (Call 01/23/26)(a)	EUR	100	119,660
3.50%, 03/22/21(a)	EUR	100	114,396
4.88%, 09/23/24	EUR	200	256,322
Quatrim SASU, 5.88%, 01/15/24 (Call 11/15/21)(a)	EUR	100	115,563
RCI Banque SA, 2.63%, 02/18/30 (Call 02/18/25)(a)(e)	EUR	200	223,249
Rexel SA
2.13%, 06/15/25 (Call 12/15/20)(a)	EUR	150	168,255
2.75%, 06/15/26 (Call 06/15/22)(a)	EUR	100	114,813
SPCM SA, 2.88%, 06/15/23 (Call 06/15/20)(a)	EUR	100	111,437
SPIE SA
2.63%, 06/18/26 (Call 12/18/25)(a)	EUR	100	114,232
3.13%, 03/22/24 (Call 09/22/23)(a)	EUR	100	117,897
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23 (Call 07/01/20)(a)	EUR	150	173,939
Vallourec SA
2.25%, 09/30/24(a)	EUR	100	80,398
6.63%, 10/15/22 (Call 10/15/20)(a)	EUR	100	99,842

			5,185,818

Germany — 7.9%
ADLER Real Estate AG
1.50%, 12/06/21 (Call 11/06/21)(a)	EUR	100	112,785
1.50%, 04/17/22 (Call 03/17/22)(a)	EUR	100	112,672
3.00%, 04/27/26 (Call 02/27/26)(a)	EUR	200	236,514
Deutsche Bank AG
2.75%, 02/17/25(a)	EUR	325	379,632
4.50%, 05/19/26(a)	EUR	100	125,948
Deutsche Lufthansa AG, 5.13%, 08/12/75 (Call 02/12/21)(a)(e)	EUR	100	115,634
K+S AG
2.63%, 04/06/23 (Call 01/06/23)(a)	EUR	100	110,206
3.25%, 07/18/24 (Call 04/18/24)(a)	EUR	100	110,966
4.13%, 12/06/21(a)	EUR	200	229,516
LANXESS AG, 4.50%, 12/06/76 (Call 06/06/23)(a)(e)	EUR	75	90,876
METRO AG
1.38%, 10/28/21(a)	EUR	100	112,934
1.50%, 03/19/25(a)	EUR	100	115,393
Nidda BondCo GmbH, 5.00%, 09/30/25 (Call 09/30/20)(a)	EUR	100	111,927
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24 (Call 09/30/20)(a)	EUR	200	223,860
ProGroup AG, 3.00%, 03/31/26 (Call 03/31/21)(a)	EUR	100	109,527
RWE AG, 3.50%, 04/21/75 (Call 04/21/25)(a)(e)	EUR	50	60,773
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25 (Call 01/15/22)(a)	EUR	250	276,353
thyssenkrupp AG
1.38%, 03/03/22 (Call 12/03/21)(a)	EUR	150	166,531
1.88%, 03/06/23 (Call 02/06/23)(a)	EUR	150	166,146
2.75%, 03/08/21 (Call 12/08/20)(a)	EUR	175	196,479

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Germany (continued)
2.88%, 02/22/24 (Call 11/22/23)(a)	EUR	400	$454,469

			3,619,141

Greece — 0.5%
Ellaktor Value PLC, 6.38%, 12/15/24 (Call 12/15/21)(a)	EUR	100	113,531
Piraeus Bank SA, 9.75%, 06/26/29 (Call 06/26/24)(a)(e)	EUR	100	122,899

			236,430

Ireland — 3.8%
AIB Group PLC, 1.88%, 11/19/29 (Call 11/19/24)(a)(e)	EUR	100	113,101
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26 (Call 08/15/22)(a)	EUR	100	113,414
2.75%, 03/15/24 (Call 03/15/20)(a)	EUR	100	112,365
4.75%, 07/15/27 (Call 07/15/22)(a)	GBP	100	136,916
Bank of Ireland Group PLC, 3.13%, 09/19/27 (Call 09/19/22)(a)(e)	GBP	100	135,121
eircom Finance DAC
1.75%, 11/01/24 (Call 11/01/21)(a)	EUR	100	108,854
3.50%, 05/15/26 (Call 05/15/22)(a)	EUR	200	229,752
James Hardie International Finance DAC, 3.63%, 10/01/26 (Call 10/01/21)(a)	EUR	100	117,484
Smurfit Kappa Acquisitions ULC
2.38%, 02/01/24 (Call 11/01/23)(a)	EUR	100	117,662
2.88%, 01/15/26 (Call 10/15/25)(a)	EUR	225	271,790
Smurfit Kappa Treasury ULC, 1.50%, 09/15/27 (Call 06/14/27)(a)	EUR	125	138,870
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23 (Call 09/15/20)(a)	GBP	100	135,204

			1,730,533

Israel — 2.8%
Teva Pharmaceutical Finance Netherlands II BV
1.13%, 10/15/24(a)	EUR	300	295,147
1.25%, 03/31/23 (Call 12/31/22)(a)	EUR	300	313,037
1.63%, 10/15/28(a)	EUR	150	134,322
1.88%, 03/31/27 (Call 12/31/26)(a)	EUR	100	94,751
3.25%, 04/15/22 (Call 01/15/22)	EUR	100	111,501
4.50%, 03/01/25 (Call 12/01/24)	EUR	100	111,899
6.00%, 01/31/25 (Call 10/31/24)(a)	EUR	200	237,150

			1,297,807

Italy — 15.3%
Banca IFIS SpA, 2.00%, 04/24/23(a)	EUR	100	112,058
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24(a)	EUR	300	349,406
4.00%, 07/10/22(a)	EUR	100	117,130
5.38%, 01/18/28 (Call 01/18/23)(a)(e)	EUR	100	102,608
10.50%, 07/23/29(a)	EUR	100	135,040
Banca Popolare di Sondrio SCPA, 2.38%, 04/03/24(a)	EUR	100	113,209
Banco BPM SpA
1.75%, 04/24/23(a)	EUR	309	348,867
2.50%, 06/21/24(a)	EUR	100	116,313
4.25%, 10/01/29 (Call 10/01/24)(a)(e)	EUR	100	114,416
4.38%, 09/21/27 (Call 09/21/22)(a)(e)	EUR	100	115,516
6.38%, 05/31/21(a)	EUR	100	118,162
BPER Banca, 5.13%, 05/31/27 (Call 05/31/22)(a)(e)	EUR	100	117,655
Fiat Chrysler Finance Europe SA
4.75%, 03/22/21(a)	EUR	150	174,829
4.75%, 07/15/22(a)	EUR	300	368,101
Iccrea Banca SpA
1.50%, 10/11/22(a)	EUR	100	113,210
4.13%, 11/28/29 (Call 11/28/24)(a)(e)	EUR	100	111,733

Security	Par (000)		Value

Italy (continued)
International Game Technology PLC, 3.50%, 06/15/26 (Call 06/15/22)(a)	EUR	150	$174,930
Intesa Sanpaolo SpA
2.86%, 04/23/25(a)	EUR	100	118,906
3.93%, 09/15/26(a)	EUR	175	221,739
6.63%, 09/13/23(a)	EUR	200	264,250
Leonardo SpA
1.50%, 06/07/24 (Call 03/07/24)(a)	EUR	125	142,369
5.25%, 01/21/22	EUR	100	121,642
Mediobanca Banca di Credito Finanziario SpA
3.75%, 06/16/26	EUR	75	91,969
5.75%, 04/18/23	EUR	50	63,005
Rossini Sarl, 6.75%, 10/30/25 (Call 10/30/21)(a)	EUR	100	121,848
Saipem Finance International BV
3.00%, 03/08/21(a)	EUR	100	114,038
3.75%, 09/08/23(a)	EUR	200	243,254
Salini Impregilo SpA, 1.75%, 10/26/24(a)	EUR	150	155,429
Telecom Italia SpA/Milano
2.38%, 10/12/27 (Call 07/12/27)(a)	EUR	200	227,797
2.50%, 07/19/23(a)	EUR	100	117,171
2.88%, 01/28/26 (Call 10/28/25)(a)	EUR	100	117,223
3.25%, 01/16/23(a)	EUR	150	178,611
3.63%, 01/19/24(a)	EUR	207	251,909
3.63%, 05/25/26(a)	EUR	100	123,360
4.00%, 04/11/24 (Call 01/11/24)(a)	EUR	125	153,246
5.25%, 02/10/22(a)	EUR	100	122,159
UniCredit SpA, 2.73%, 01/15/32 (Call 01/15/27)(a)(e)	EUR	200	227,107
Unione di Banche Italiane SpA
4.25%, 05/05/26 (Call 05/05/21)(a)(e)	EUR	200	228,671
4.38%, 07/12/29 (Call 07/12/24)(a)(e)	EUR	150	174,809
5.88%, 03/04/29 (Call 03/04/24)(a)(e)	EUR	150	184,631
Unipol Gruppo SpA
3.00%, 03/18/25(a)	EUR	175	209,111
3.50%, 11/29/27 (Call 08/29/27)(a)	EUR	100	122,232
UnipolSai Assicurazioni SpA, 3.88%, 03/01/28(a)	EUR	100	115,757

			7,015,426

Japan — 2.4%
SoftBank Group Corp.
3.13%, 09/19/25 (Call 06/21/25)(a)	EUR	250	284,260
4.00%, 07/30/22 (Call 04/30/22)(a)	EUR	200	235,947
4.00%, 09/19/29 (Call 06/21/29)(a)	EUR	100	117,303
4.50%, 04/20/25 (Call 01/20/25)(a)	EUR	100	120,852
5.00%, 04/15/28 (Call 01/16/28)(a)	EUR	300	367,661

			1,126,023

Luxembourg — 4.3%
Altice Financing SA
3.00%, 01/15/28 (Call 01/15/23)(a)	EUR	200	216,824
5.25%, 02/15/23 (Call 02/15/20)(a)	EUR	100	112,508
Altice Finco SA, 4.75%, 01/15/28 (Call 10/15/22)(a)	EUR	100	111,857
Altice Luxembourg SA
6.25%, 02/15/25 (Call 02/15/20)(a)	EUR	100	114,474
8.00%, 05/15/27 (Call 05/15/22)(a)	EUR	250	313,131
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22 (Call 11/01/20)(a)	GBP	100	130,981
INEOS Finance PLC, 2.13%, 11/15/25 (Call 11/15/20)(a)	EUR	100	110,162
INEOS Group Holdings SA, 5.38%, 08/01/24 (Call 08/01/20)(a)	EUR	100	113,277
Matterhorn Telecom SA
3.13%, 09/15/26 (Call 09/15/22)(a)	EUR	100	113,462
4.00%, 11/15/27 (Call 11/15/22)(a)	EUR	100	116,690
Summer BC Holdco A Sarl, 9.25%, 10/31/27 (Call 10/31/22)(a)	EUR	100	114,528

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Luxembourg (continued)
Summer BC Holdco B SARL, 5.75%, 10/31/26 (Call 10/31/22)(a)	EUR	150	$173,274
Vivion Investments Sarl
3.00%, 08/08/24(a)	EUR	100	115,057
3.50%, 11/01/25(a)	EUR	100	116,793

			1,973,018

Netherlands — 6.5%
Axalta Coating Systems LLC, 4.25%, 08/15/24 (Call 08/15/20)(a)	EUR	100	113,632
Constellium SE, 4.25%, 02/15/26 (Call 11/15/20)(a)	EUR	100	113,676
Dufry One BV, 2.00%, 02/15/27 (Call 02/15/22)(a)	EUR	100	109,684
InterXion Holding NV, 4.75%, 06/15/25 (Call 06/15/21)(a)	EUR	250	297,127
Lincoln Financing SARL, 3.63%, 04/01/24 (Call 10/01/20)(a)	EUR	200	225,808
OCI NV
3.13%, 11/01/24 (Call 11/01/21)(a)	EUR	100	112,748
5.00%, 04/15/23 (Call 04/15/20)(a)	EUR	100	114,161
PPF Arena 1 BV
2.13%, 01/31/25 (Call 10/31/24)(a)	EUR	100	113,171
3.13%, 03/27/26 (Call 12/27/25)(a)	EUR	100	116,817
Saipem Finance International BV, 2.63%, 01/07/25(a)	EUR	100	116,644
Selecta Group BV, 5.88%, 02/01/24 (Call 02/01/20)(a)	EUR	200	223,736
Sigma Holdco BV, 5.75%, 05/15/26 (Call 05/15/21)(a)	EUR	100	112,064
SNS Bank NV, 6.25%, 10/26/20(d)	EUR	50	0	(f)
Starfruit Finco BV/Starfruit U.S. Holdco LLC, 6.50%, 10/01/26 (Call 10/01/21)(a)	EUR	100	116,098
Trivium Packaging Finance BV, 3.75%, 08/15/26 (Call 08/15/22)(a)	EUR	100	115,932
United Group BV
4.38%, 07/01/22 (Call 07/01/20)(a)	EUR	100	113,025
4.88%, 07/01/24 (Call 07/01/20)(a)	EUR	100	114,268
UPC Holding BV, 3.88%, 06/15/29 (Call 06/15/22)(a)	EUR	200	232,369
Ziggo Bond Co. BV, 4.63%, 01/15/25 (Call 01/15/21)(a)	EUR	150	169,344
Ziggo BV
2.88%, 01/15/30 (Call 10/15/24)(a)	EUR	100	114,454
4.25%, 01/15/27 (Call 01/15/22)(a)	EUR	200	236,558

			2,981,316

Portugal — 1.5%
Banco Comercial Portugues SA, 4.50%, 12/07/27 (Call 12/07/22)(a)(e)	EUR	100	117,091
Caixa Geral de Depositos SA
1.25%, 11/25/24(a)	EUR	100	113,356
5.75%, 06/28/28 (Call 06/28/23)(a)(e)	EUR	100	126,885
EDP — Energias de Portugal SA
1.70%, 07/20/80 (Call 04/20/25)(a)(e)	EUR	100	110,147
4.50%, 04/30/79 (Call 01/30/24)(a)(e)	EUR	200	247,323

			714,802

Spain — 6.7%
ABANCA Corp. Bancaria SA, 4.63%, 04/07/30 (Call 04/07/25)(a)(e)	EUR	100	120,428
Arena Luxembourg Finance Sarl, 1.88%, 02/01/28 (Call 02/01/23)(a)	EUR	100	110,668
Banco de Sabadell SA
1.13%, 03/27/25(a)	EUR	200	223,360
5.38%, 12/12/28 (Call 12/12/23)(a)(e)	EUR	100	125,169
5.63%, 05/06/26(a)	EUR	100	133,138
Bankia SA
1.00%, 06/25/24(a)	EUR	100	113,396
1.13%, 11/12/26(a)	EUR	100	112,924
3.38%, 03/15/27 (Call 03/15/22)(a)(e)	EUR	100	116,814

Security	Par (000)		Value

Spain (continued)
3.75%, 02/15/29 (Call 02/15/24)(a)(e)	EUR	200	$242,597
Cellnex Telecom SA
1.00%, 04/20/27 (Call 01/20/27)(a)	EUR	100	110,725
2.38%, 01/16/24 (Call 10/16/23)(a)	EUR	100	118,672
2.88%, 04/18/25 (Call 01/18/25)(a)	EUR	100	123,076
3.13%, 07/27/22(a)	EUR	100	119,035
Cirsa Finance International Sarl
4.75%, 05/22/25 (Call 05/07/21)(a)	EUR	100	114,633
6.25%, 12/20/23 (Call 06/20/20)(a)	EUR	100	116,035
El Corte Ingles SA, 3.00%, 03/15/24 (Call 10/15/20)(a)	EUR	100	114,177
Grifols SA
1.63%, 02/15/25 (Call 02/15/22)(a)	EUR	250	280,035
2.25%, 11/15/27 (Call 11/15/22)(a)	EUR	100	113,242
3.20%, 05/01/25 (Call 05/01/20)(a)	EUR	100	112,701
Grupo Isolux Corsan SA, Series B, 6.00%, 12/30/21 (Call 03/02/20)(c)	EUR	141	78
Ibercaja Banco SA, 2.75%, 07/23/30 (Call 07/23/25)(a)(e)	EUR	100	110,773
Liberbank SA, 6.88%, 03/14/27 (Call 03/14/22)(a)(e)	EUR	100	122,539
Repsol International Finance BV, 4.50%, 03/25/75 (Call 03/25/25)(a)(e)	EUR	175	221,214

			3,075,429

Sweden — 3.6%
Akelius Residential Property AB, 3.88%, 10/05/78 (Call 10/05/23)(a)(e)	EUR	100	117,765
Fastighets AB Balder, 3.00%, 03/07/78 (Call 03/07/23)(a)(e)	EUR	100	113,379
Intrum AB
2.75%, 07/15/22 (Call 07/15/20)(a)	EUR	100	112,035
3.00%, 09/15/27 (Call 09/15/22)(a)	EUR	100	108,800
3.13%, 07/15/24 (Call 07/15/20)(a)	EUR	200	225,143
3.50%, 07/15/26 (Call 07/15/22)(a)	EUR	175	197,123
Telefonaktiebolaget LM Ericsson
0.88%, 03/01/21(a)	EUR	100	111,690
1.88%, 03/01/24(a)	EUR	100	117,378
Verisure Midholding AB, 5.75%, 12/01/23 (Call 12/01/20)(a)	EUR	200	227,077
Volvo Car AB
2.00%, 01/24/25 (Call 10/24/24)(a)	EUR	200	227,250
3.25%, 05/18/21(a)	EUR	100	114,598

			1,672,238

Switzerland — 0.5%
Dufry One BV, 2.50%, 10/15/24 (Call 10/15/20)(a)	EUR	200	224,287

United Kingdom — 8.5%
Algeco Global Finance PLC, 6.50%, 02/15/23 (Call 02/15/20)(a)	EUR	100	110,129
Ardonagh Midco 3 PLC, 8.38%, 07/15/23 (Call 07/15/20)(a)	GBP	100	133,815
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23 (Call 09/30/20)(a)	GBP	150	209,965
Cabot Financial Luxembourg SA, 7.50%, 10/01/23 (Call 10/01/20)(a)	GBP	100	136,645
Centrica PLC, 3.00%, 04/10/76 (Call 04/10/21)(a)(e)	EUR	150	170,518
EC Finance PLC, 2.38%, 11/15/22 (Call 11/15/20)(a)	EUR	100	111,176
eG Global Finance PLC
4.38%, 02/07/25 (Call 05/15/21)(a)	EUR	125	137,068
6.25%, 10/30/25 (Call 10/25/21)(a)	EUR	150	172,047
Fiat Chrysler Automobiles NV, 3.75%, 03/29/24(a)	EUR	200	248,365
Heathrow Finance PLC, 3.88%, 03/01/27(a)	GBP	100	134,377
INEOS Finance PLC, 2.88%, 05/01/26 (Call 05/01/22)(a)	EUR	200	225,292
International Game Technology PLC, 2.38%, 04/15/28 (Call 04/15/23)(a)	EUR	100	108,626

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)		Value

United Kingdom (continued)
Jaguar Land Rover Automotive PLC
2.20%, 01/15/24(a)	EUR	100	$105,579
4.50%, 01/15/26 (Call 10/15/25)(a)	EUR	150	163,265
5.00%, 02/15/22(a)	GBP	100	134,659
5.88%, 11/15/24 (Call 08/15/24)(a)	EUR	100	116,598
Motion Bondco DAC, 4.50%, 11/15/27 (Call 11/15/22)(a)	EUR	100	116,228
Top Gun Realisations 74 PLC, 6.50%, 07/01/22 (Call 06/24/20)(a)(c)	GBP	25	5,891
Virgin Media Finance PLC, 4.50%, 01/15/25 (Call 01/15/21)(a)	EUR	100	113,252
Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24 (Call 09/15/20)(a)	GBP	100	135,073
Virgin Media Secured Finance PLC
4.88%, 01/15/27 (Call 01/15/21)(a)	GBP	100	136,425
5.25%, 05/15/29 (Call 05/15/24)(a)	GBP	100	142,115
6.00%, 01/15/25 (Call 01/15/21)(a)(g)	GBP	100	144,343
6.25%, 03/28/29 (Call 01/15/21)(a)	GBP	90	126,218
Vodafone Group PLC
3.10%, 01/03/79 (Call 01/03/24)(a)(e)	EUR	400	464,742
4.20%, 10/03/78 (Call 10/03/28)(a)(e)	EUR	100	125,123

			3,927,534

United States — 17.7%
Adient Global Holdings Ltd., 3.50%, 08/15/24 (Call 05/15/24)(a)	EUR	175	185,679
AMC Entertainment Holdings Inc., 6.38%, 11/15/24 (Call 11/15/20)	GBP	100	124,784
Aramark International Finance Sarl, 3.13%, 04/01/25 (Call 04/01/20)(a)	EUR	100	112,984
Ashland Services BV, 2.00%, 01/30/28 (Call 11/01/27)(a)	EUR	100	110,679
Avantor Inc., 4.75%, 10/01/24 (Call 10/01/20)(a)	EUR	100	116,451
Avis Budget Finance PLC, 4.75%, 01/30/26 (Call 09/30/21)(a)	EUR	100	116,420
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25 (Call 01/15/21)(a)	EUR	100	112,639
Ball Corp.
0.88%, 03/15/24 (Call 12/15/23)	EUR	100	110,681
1.50%, 03/15/27 (Call 12/15/26)	EUR	100	110,683
4.38%, 12/15/23	EUR	100	125,717
Bausch Health Companies Inc., 4.50%, 05/15/23 (Call 05/15/20)(a)	EUR	300	333,861
Belden Inc., 3.88%, 03/15/28 (Call 03/06/23)(a)	EUR	150	176,251
Berry Global Inc.
1.00%, 01/15/25 (Call 10/15/24)(a)	EUR	100	109,658
1.50%, 01/15/27 (Call 10/15/26)(a)	EUR	100	110,220
Chemours Co. (The), 4.00%, 05/15/26 (Call 05/15/21)	EUR	100	100,274
Coty Inc., 4.75%, 04/15/26 (Call 04/15/21)(a)	EUR	100	116,199
Crown European Holdings SA
0.75%, 02/15/23 (Call 01/16/23)(a)	EUR	200	220,356
2.25%, 02/01/23 (Call 11/01/22)(a)	EUR	100	115,185
2.63%, 09/30/24 (Call 03/30/24)(a)	EUR	125	145,938
2.88%, 02/01/26 (Call 08/01/25)(a)	EUR	100	119,021
3.38%, 05/15/25 (Call 11/15/24)(a)	EUR	100	120,704
Darling Global Finance BV, 3.63%, 05/15/26 (Call 05/15/21)(a)	EUR	100	115,293
Energizer Gamma Acquisition BV, 4.63%, 07/15/26 (Call 07/15/21)(a)	EUR	100	115,669
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24 (Call 03/15/24)(a)	EUR	100	119,688
Hertz Holdings Netherlands BV, 5.50%, 03/30/23 (Call 03/30/20)(a)	EUR	100	113,590
Infor U.S. Inc., 5.75%, 05/15/22 (Call 05/15/20)	EUR	100	112,043

Security	Par/ Shares (000)			Value

United States (continued)
International Game Technology PLC
3.50%, 07/15/24 (Call 01/15/24)(a)	EUR	125		$146,358
4.75%, 03/05/20(a)	EUR	100		111,006
IQVIA Inc.
2.25%, 01/15/28 (Call 07/15/22)(a)	EUR	150		168,627
2.88%, 09/15/25 (Call 09/15/20)(a)	EUR	100		112,939
3.25%, 03/15/25 (Call 03/15/20)(a)	EUR	250		281,266
3.50%, 10/15/24 (Call 10/15/20)(a)	EUR	100		112,506
Iron Mountain UK PLC, 3.88%, 11/15/25 (Call 11/15/20)(a)	GBP	100		133,987
Levi Strauss & Co., 3.38%, 03/15/27 (Call 03/15/22)	EUR	100		117,139
Liberty Mutual Group Inc., 3.63%, 05/23/59 (Call 05/23/24)(a)(e)	EUR	100		115,409
LKQ European Holdings BV
3.63%, 04/01/26 (Call 04/01/21)(a)	EUR	100		114,665
4.13%, 04/01/28 (Call 04/01/23)(a)	EUR	100		121,341
LKQ Italia Bondco SpA, 3.88%, 04/01/24 (Call 01/01/24)(a)	EUR	100		122,777
Mauser Packaging Solutions Holding Co., 4.75%, 04/15/24 (Call 04/15/20)(a)	EUR	100		112,956
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23 (Call 11/05/23)	GBP	100		135,507
3.33%, 03/24/25 (Call 12/24/24)	EUR	100		122,829
3.69%, 06/05/28 (Call 04/05/28)	GBP	100		140,182
4.00%, 08/19/22 (Call 05/19/22)	EUR	100		120,290
Netflix Inc.
3.63%, 05/15/27	EUR	150		177,145
3.63%, 06/15/30 (Call 03/15/30)(a)	EUR	150		172,216
3.88%, 11/15/29(a)	EUR	200		233,664
4.63%, 05/15/29	EUR	300		370,362
OI European Group BV
3.13%, 11/15/24 (Call 08/15/24)(a)	EUR	100		116,513
4.88%, 03/31/21(a)	EUR	36		41,506
Panther BF Aggregator 2 LP/Panther Finance Co. Inc., 4.38%, 05/15/26 (Call 05/15/22)(a)	EUR	125		142,619
Refinitiv U.S. Holdings Inc., 4.50%, 05/15/26 (Call 11/15/21)(a)	EUR	250		300,588
Scientific Games International Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)	EUR	100		113,989
Sealed Air Corp., 4.50%, 09/15/23 (Call 06/15/23)(a)	EUR	100		124,013
Silgan Holdings Inc., 3.25%, 03/15/25 (Call 03/15/20)	EUR	100		112,263
Spectrum Brands Inc., 4.00%, 10/01/26 (Call 10/01/21)(a)	EUR	100		116,552
Standard Industries Inc./NJ, 2.25%, 11/21/26 (Call 08/21/26)(a)	EUR	100		112,419
Tenneco Inc., 5.00%, 07/15/24 (Call 07/15/20)(a)	EUR	100		111,593
WMG Acquisition Corp., 3.63%, 10/15/26 (Call 10/15/21)(a)	EUR	100		116,351

				8,122,244

Total Corporate Bonds & Notes — 98.5% (Cost: $46,890,616)				45,298,031

Common Stocks

South Africa — 0.0%
Sentry Holdings Ltd. Class A(d)(h)		0	(i)	0	(f)

Total Common Stocks — 0.0% (Cost: $159,437)				0	(f)

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® International High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(j)(k)	1	$1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 98.5% (Cost: $47,051,053)		45,299,031

Other Assets, Less Liabilities — 1.5%		675,869

Net Assets — 100.0%		$45,974,900

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Rounds to less than $1.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Non-income producing security.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	14	(13)	1	$1,000	$81	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Corporate Bonds & Notes	$—	$45,298,027	$4		$45,298,031
Common Stocks	—	—	0	(a)	0	(a)
Money Market Funds	1,000	—	—		1,000

	$1,000	$45,298,027	$4		$45,299,031

(a)	Rounds to less than $1.

Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound